Schedule of Committed Credit Facilities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014
Revolving Credit Facility [Member] | Revolving Credit Facility Maturing 2016
Line of Credit Facility [Line Items]
Total Capacity	$ 1,800
Letters of Credit Issued	783
Available Capacity	1,017
Other Credit Facility | Other Facilities
Line of Credit Facility [Line Items]
Total Capacity	12
Outstanding Borrowings	1
Available Capacity	$ 11